Termination of Vie Agreements with Shareholders of 39PU (Tables)	12 Months Ended
Jun. 30, 2022
Termination Of Vie Agreements With Shareholders Abstract
Schedule of reconciliation of the fair value of major classes of assets acquired and liabilities
	June 30, 2022	June 30, 2021
ASSETS
Cash	$44,078	$432,789
Short-term investments	647,819	2,526,328
Trade receivables	374,697	291,106
Inventories	723,199	1,362,700
Other current assets	108,301	315,934
Goodwill	-	9,573,081
Property and equipment, net	938,408	1,243,805
Intangible assets	1,672	2,106
Right of use assets	234,047	981,264
Total Assets	$3,072,221	$16,729,113

LIABILITIES
Other current liabilities	$51,818	$323,313
Income tax payable	142,447	147,759
Lease liabilities	124,263	925,097
Total Liabilities	$318,528	$1,396,169

Schedule of finalization of the purchase price allocation
	For the Years Ended June 30,
	2022	2021	2020
Revenue	$1,672,504	$5,353,166	$417,705
Cost of revenues	(1,326,413)	(3,571,175)	(160,768)
General and administrative expenses	(2,790,108)	(1,619,508)	(426,655)
Impairment of goodwill	(9,573,081)	-	-
Other (expenses) income	(459,473)	166,269	137,417
Income tax expenses	-	(145,542)	-
Net (loss) income from discontinued operations	$(12,476,571)	$183,210	$(32,301)